U.S. SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549

 FORM 12b-25

 Notification of Late Filing
of
Form 10-QSB for Fiscal Quarter Ended June 30, 2004

 Commission File No. 000-50758

        Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

Part I.		Registrant Information.
Vistula Communications Services, Inc. (Full Name of Registrant)
40 Portman Square, 4th Floor (Address of Principal Executive Office)
London W1H 6LT United Kingdom (City, State and Zip Code)
Part II.		Rules 12b-25(b) and (c).
We seek relief under Rule 12b-25(b) and state as follows:
	(a)	The reasons for the late filing of our Quarterly Report on Form 10-QSB, that are described in Part III of this form, could not have been eliminated without unreasonable effort or expense; and
	(b)	The Quarterly Report on Form 10-QSB will be filed on or before the 5th calendar day following the prescribed due date.
Part III.		Narrative.

Vistula Communications Services, Inc. (the "Company") is unable to meet its filing deadline for the Form 10-QSB for the quarter ended June 30, 2004 without unreasonable effort or expense. The Company has been informed by its newly appointed interim Chief Financial Officer that additional time is needed for him to complete, and for the Company's independent auditors to review, the Company's financial statements for the quarter ended June 30, 2004, which will affect the Company's Form 10-QSB and financial disclosures to be included therein. Therefore, the Company is requesting an extension on this Form 12b-25. The Company intends to file the Form 10-QSB within the time period specified by Rule 12b-25 of the Securities Exchange Act of 1934, as amended.

Part IV.		Other Information.
	(1)	Name and telephone number of person to contact in regard to this notification:
George R. Vaughn (Name)	(781) (Area Code)	356-1603 (Telephone Number)
(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months been filed?
☒ Yes ☐ No
(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report?
☐ Yes ☒ No

* * *

        Vistula Communications Services, Inc. has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: August 27, 2004	By:	/s/ GEORGE R. VAUGHN George R. Vaughn Chief Financial Officer, Assistant Treasurer and Secretary